Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from operations [Abstract]
Salaries and wages	€ 4,856	€ 4,422	€ 4,342
Post-employment benefits costs	347	279	705
Other social security and similar charges [Abstract]
Required by law	514	489	480
Voluntary	108	108	110
Employee benefit expenses	€ 5,824	€ 5,298	€ 5,638